Quarterly Holdings Report
for
Fidelity® Series Large Cap Growth Index Fund
January 31, 2025
CGI-NPRT3-0425
1.9891257.106
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	172,953	2,289,898
Capital Markets - 0.0%
XP Inc Class A	2,135	29,142
TOTAL BRAZIL		2,319,040
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	62,943	1,479,790
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	4,792	439,043
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	380	39,117
UNITED STATES - 99.6%
Communication Services - 14.5%
Diversified Telecommunication Services - 0.0%
Iridium Communications Inc	531	15,266
Entertainment - 1.9%
Liberty Media Corp-Liberty Formula One Class A (b)	633	55,717
Liberty Media Corp-Liberty Formula One Class C (b)	3,850	368,445
Live Nation Entertainment Inc (b)	8,588	1,242,512
Madison Square Garden Sports Corp Class A (b)	74	16,269
Netflix Inc (b)	23,268	22,727,252
ROBLOX Corp Class A (b)	28,544	2,028,622
Roku Inc Class A (b)	997	82,512
Spotify Technology SA (b)	7,990	4,382,915
TKO Group Holdings Inc Class A (b)	568	88,159
		30,992,403
Interactive Media & Services - 12.4%
Alphabet Inc Class A	319,577	65,200,100
Alphabet Inc Class C	263,937	54,265,447
Meta Platforms Inc Class A	119,149	82,115,108
Pinterest Inc Class A (b)	32,687	1,077,364
TripAdvisor Inc Class A (b)	279	4,899
Trump Media & Technology Group Corp (b)(c)	2,449	78,025
		202,740,943
Media - 0.2%
Liberty Broadband Corp Class A (b)	145	11,024
Liberty Broadband Corp Class C (b)	1,490	114,224
Nexstar Media Group Inc	684	104,802
Trade Desk Inc (The) Class A (b)	24,270	2,880,364
		3,110,414
TOTAL COMMUNICATION SERVICES		236,859,026

Consumer Discretionary - 16.2%
Automobiles - 3.8%
Tesla Inc (b)	151,132	61,148,007
Broadline Retail - 7.5%
Amazon.com Inc (b)	510,405	121,313,060
Etsy Inc (b)	3,999	219,585
		121,532,645
Distributors - 0.0%
Pool Corp	2,025	697,106
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions Inc (b)	455	55,782
Duolingo Inc Class A (b)	2,020	735,260
Grand Canyon Education Inc (b)	542	95,197
H&R Block Inc	1,425	78,817
		965,056
Hotels, Restaurants & Leisure - 2.2%
Airbnb Inc Class A (b)	23,761	3,116,730
Booking Holdings Inc	1,690	8,006,476
Cava Group Inc (b)	4,122	556,676
Chipotle Mexican Grill Inc (b)	74,266	4,333,421
Choice Hotels International Inc (c)	1,288	189,761
Churchill Downs Inc	3,818	471,828
Darden Restaurants Inc	3,361	656,202
Domino's Pizza Inc	660	296,419
DoorDash Inc Class A (b)	16,774	3,167,434
DraftKings Inc Class A (b)	24,602	1,032,054
Dutch Bros Inc Class A (b)	2,424	151,548
Expedia Group Inc Class A (b)	6,747	1,153,400
Hilton Worldwide Holdings Inc	6,677	1,709,779
Hyatt Hotels Corp Class A	311	49,210
Las Vegas Sands Corp	18,931	867,608
Light & Wonder Inc Class A (b)	4,767	419,067
McDonald's Corp	2,507	723,771
Norwegian Cruise Line Holdings Ltd (b)	23,836	675,751
Planet Fitness Inc Class A (b)	2,502	270,616
Royal Caribbean Cruises Ltd	4,471	1,191,969
Starbucks Corp	47,808	5,147,965
Texas Roadhouse Inc	3,620	655,582
Vail Resorts Inc	1,713	291,416
Wendy's Co/The	4,426	65,638
Wingstop Inc	1,611	479,917
Wyndham Hotels & Resorts Inc	343	36,022
Wynn Resorts Ltd	399	34,653
Yum! Brands Inc	5,877	766,949
		36,517,862
Household Durables - 0.0%
SharkNinja Inc	689	77,037
Tempur Sealy International Inc	9,153	577,921
TopBuild Corp (b)	121	41,464
		696,422
Leisure Products - 0.0%
Hasbro Inc	6,561	379,488
YETI Holdings Inc (b)	1,337	49,817
		429,305
Specialty Retail - 2.2%
AutoZone Inc (b)	837	2,804,126
Burlington Stores Inc (b)	3,445	978,139
CarMax Inc (b)	561	48,043
Carvana Co Class A (b)	2,072	512,779
Dick's Sporting Goods Inc	266	63,853
Five Below Inc (b)	2,376	222,821
Floor & Decor Holdings Inc Class A (b)	2,110	211,211
Home Depot Inc/The	43,041	17,732,031
Murphy USA Inc	1,002	503,916
O'Reilly Automotive Inc (b)	2,899	3,752,524
RH (b)	153	64,124
Ross Stores Inc	4,085	615,038
TJX Cos Inc/The	36,413	4,543,978
Tractor Supply Co	29,310	1,593,292
Ulta Beauty Inc (b)	2,213	912,088
Valvoline Inc (b)	7,054	261,774
Williams-Sonoma Inc	4,025	850,764
		35,670,501
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc (b)	538	54,914
Deckers Outdoor Corp (b)	8,245	1,462,333
Lululemon Athletica Inc (b)	6,391	2,647,152
NIKE Inc Class B	39,729	3,055,160
Skechers USA Inc Class A (b)	605	45,581
		7,265,140
TOTAL CONSUMER DISCRETIONARY		264,922,044

Consumer Staples - 3.3%
Beverages - 1.2%
Boston Beer Co Inc/The Class A (b)	90	22,559
Celsius Holdings Inc (b)	9,637	240,732
Coca-Cola Co/The	120,949	7,677,843
Monster Beverage Corp (b)	31,112	1,515,466
PepsiCo Inc	59,053	8,898,697
		18,355,297
Consumer Staples Distribution & Retail - 1.6%
Casey's General Stores Inc	360	151,837
Costco Wholesale Corp	24,107	23,621,968
Performance Food Group Co (b)	1,142	103,134
Sysco Corp	16,582	1,209,159
		25,086,098
Food Products - 0.0%
Freshpet Inc (b)	780	124,761
Hershey Co/The	1,129	168,504
Lamb Weston Holdings Inc (c)	2,559	153,386
Pilgrim's Pride Corp (b)	191	8,889
		455,540
Household Products - 0.5%
Clorox Co/The	6,747	1,070,614
Colgate-Palmolive Co	24,302	2,106,983
Kimberly-Clark Corp	7,512	976,335
Procter & Gamble Co/The	28,620	4,750,634
		8,904,566
Personal Care Products - 0.0%
elf Beauty Inc (b)	2,921	291,837
Estee Lauder Cos Inc/The Class A	4,507	376,019
		667,856
TOTAL CONSUMER STAPLES		53,469,357

Energy - 0.4%
Energy Equipment & Services - 0.0%
Weatherford International PLC	3,935	247,708
Oil, Gas & Consumable Fuels - 0.4%
Antero Midstream Corp	7,382	118,407
Cheniere Energy Inc	6,198	1,386,183
Civitas Resources Inc	1,592	80,810
Eqt Corp	1,928	98,559
Hess Corp	9,802	1,362,772
Matador Resources Co	446	25,868
New Fortress Energy Inc Class A (c)	2,225	33,375
Permian Resources Corp Class A	7,917	115,984
Targa Resources Corp	11,746	2,311,614
Texas Pacific Land Corp (c)	1,020	1,323,113
Viper Energy Inc Class A	1,569	73,586
		6,930,271
TOTAL ENERGY		7,177,979

Financials - 6.6%
Capital Markets - 1.8%
Ameriprise Financial Inc	4,819	2,618,452
Ares Management Corp Class A	10,056	1,993,300
Blackstone Inc	39,232	6,948,380
Blue Owl Capital Inc Class A	28,125	731,531
Charles Schwab Corp/The	8,112	671,025
Coinbase Global Inc Class A (b)	9,250	2,694,803
FactSet Research Systems Inc	728	345,370
Goldman Sachs Group Inc/The	4,489	2,874,756
Houlihan Lokey Inc Class A	254	46,156
Jefferies Financial Group Inc	2,718	208,987
KKR & Co Inc Class A	10,545	1,761,753
Lazard Inc Class A	5,569	302,787
LPL Financial Holdings Inc	4,046	1,484,437
Moody's Corp	8,591	4,290,689
Morgan Stanley	3,692	511,084
Morningstar Inc	1,463	480,800
MSCI Inc	2,392	1,427,474
TPG Inc Class A	1,091	73,369
Tradeweb Markets Inc Class A	2,494	316,489
		29,781,642
Consumer Finance - 0.2%
Ally Financial Inc	2,173	84,681
American Express Co	11,436	3,630,358
Credit Acceptance Corp (b)(c)	277	140,652
SoFi Technologies Inc Class A (b)	8,779	138,533
		3,994,224
Financial Services - 4.0%
Apollo Global Management Inc	21,216	3,627,512
Block Inc Class A (b)	12,740	1,157,047
Corpay Inc (b)	3,667	1,395,257
Equitable Holdings Inc	17,173	934,555
Fiserv Inc (b)	9,795	2,116,112
Mastercard Inc Class A	44,344	24,629,988
Shift4 Payments Inc Class A (b)(c)	3,316	397,423
Toast Inc Class A (b)	24,622	1,007,532
UWM Holdings Corp Class A	3,276	19,754
Visa Inc Class A	85,678	29,284,740
Western Union Co/The	3,082	31,806
WEX Inc (b)	189	34,755
		64,636,481
Insurance - 0.6%
Allstate Corp/The	2,206	424,280
Arthur J Gallagher & Co	925	279,184
Brown & Brown Inc	5,715	598,132
Everest Group Ltd	398	138,309
Kinsale Capital Group Inc	1,203	531,654
Markel Group Inc (b)	163	298,091
Marsh & McLennan Cos Inc	3,676	797,251
Progressive Corp/The	26,799	6,604,346
RLI Corp	258	18,923
Ryan Specialty Holdings Inc Class A	5,524	367,788
		10,057,958
TOTAL FINANCIALS		108,470,305

Health Care - 6.9%
Biotechnology - 1.4%
AbbVie Inc	41,610	7,652,080
Alnylam Pharmaceuticals Inc (b)	6,214	1,685,920
Amgen Inc	22,708	6,481,317
Apellis Pharmaceuticals Inc (b)	5,813	168,635
Exact Sciences Corp (b)	3,962	222,070
Exelixis Inc (b)	12,872	426,707
Incyte Corp (b)	493	36,561
Ionis Pharmaceuticals Inc (b)	7,936	253,158
Natera Inc (b)	6,220	1,100,442
Neurocrine Biosciences Inc (b)	5,410	821,346
Regeneron Pharmaceuticals Inc (b)	476	320,338
Sarepta Therapeutics Inc (b)	4,922	559,730
Ultragenyx Pharmaceutical Inc (b)	4,893	210,546
Vertex Pharmaceuticals Inc (b)	7,025	3,243,302
Viking Therapeutics Inc (b)(c)	5,877	192,472
		23,374,624
Health Care Equipment & Supplies - 1.3%
Align Technology Inc (b)	2,398	525,426
Dexcom Inc (b)	21,203	1,841,056
Edwards Lifesciences Corp (b)	6,138	444,698
GE HealthCare Technologies Inc	2,358	208,210
IDEXX Laboratories Inc (b)	4,415	1,863,351
Inspire Medical Systems Inc (b)	1,591	307,859
Insulet Corp (b)	3,794	1,056,174
Intuitive Surgical Inc (b)	19,209	10,985,243
Masimo Corp (b)	1,240	216,045
Penumbra Inc (b)	2,013	537,411
ResMed Inc	2,166	511,566
Stryker Corp	5,841	2,285,525
		20,782,564
Health Care Providers & Services - 0.6%
Cardinal Health Inc	7,867	972,833
Cencora Inc	9,030	2,295,516
Chemed Corp	79	44,398
Cigna Group/The	1,342	394,830
DaVita Inc (b)	2,538	447,196
Elevance Health Inc	2,024	800,897
HCA Healthcare Inc	2,467	813,888
McKesson Corp	3,041	1,808,635
Molina Healthcare Inc (b)	1,946	604,058
UnitedHealth Group Inc	3,401	1,845,008
		10,027,259
Health Care Technology - 0.1%
Doximity Inc Class A (b)	483	28,545
Veeva Systems Inc Class A (b)	8,017	1,870,046
		1,898,591
Life Sciences Tools & Services - 0.2%
10X Genomics Inc Class A (b)	3,716	55,740
Bruker Corp	3,807	221,377
Fortrea Holdings Inc (b)	444	7,464
IQVIA Holdings Inc (b)	1,117	224,919
Medpace Holdings Inc (b)	1,392	486,017
Repligen Corp (b)	419	69,642
Waters Corp (b)	1,951	810,601
West Pharmaceutical Services Inc	2,393	817,329
		2,693,089
Pharmaceuticals - 3.3%
Eli Lilly & Co	43,533	35,308,746
Intra-Cellular Therapies Inc (b)	5,592	710,631
Merck & Co Inc	137,879	13,625,203
Zoetis Inc Class A	20,510	3,505,159
		53,149,739
TOTAL HEALTH CARE		111,925,866

Industrials - 4.3%
Aerospace & Defense - 0.6%
Axon Enterprise Inc (b)	3,903	2,545,459
Boeing Co (b)	6,310	1,113,841
BWX Technologies Inc	975	110,107
GE Aerospace	12,584	2,561,725
HEICO Corp	2,485	593,766
HEICO Corp Class A	4,302	818,800
Howmet Aerospace Inc	1,376	174,174
Loar Holdings Inc (c)	1,438	114,292
Lockheed Martin Corp	3,672	1,699,952
Spirit AeroSystems Holdings Inc Class A (b)	760	25,848
Standardaero Inc (c)	1,168	31,349
TransDigm Group Inc	598	809,297
		10,598,610
Air Freight & Logistics - 0.0%
Expeditors International of Washington Inc	1,299	147,540
Building Products - 0.3%
AAON Inc	3,706	431,304
Advanced Drainage Systems Inc	1,478	178,705
Armstrong World Industries Inc	771	116,429
AZEK Co Inc/The Class A (b)	5,485	280,997
Builders FirstSource Inc (b)	599	100,200
Carlisle Cos Inc	321	125,017
Lennox International Inc	1,742	1,031,996
Simpson Manufacturing Co Inc	201	33,767
Trane Technologies PLC	4,198	1,522,825
Trex Co Inc (b)	5,760	419,501
		4,240,741
Commercial Services & Supplies - 0.8%
Cintas Corp	17,842	3,578,570
Copart Inc (b)	44,193	2,560,100
Rollins Inc	15,188	751,806
Tetra Tech Inc	3,009	110,731
Veralto Corp	6,042	624,682
Waste Management Inc	21,806	4,802,991
		12,428,880
Construction & Engineering - 0.1%
Comfort Systems USA Inc	1,909	833,756
EMCOR Group Inc	985	441,339
Quanta Services Inc	2,415	742,878
WillScot Holdings Corp (b)	2,760	102,286
		2,120,259
Electrical Equipment - 0.2%
Generac Holdings Inc (b)	1,581	236,091
Rockwell Automation Inc	590	164,274
Vertiv Holdings Co Class A	19,457	2,276,858
		2,677,223
Ground Transportation - 0.9%
Avis Budget Group Inc (b)(c)	356	31,933
Lyft Inc Class A (b)	14,032	189,993
Old Dominion Freight Line Inc	10,507	1,950,204
Saia Inc (b)	833	399,932
U-Haul Holding Co (b)	137	9,983
U-Haul Holding Co Class N	2,467	159,714
Uber Technologies Inc (b)	110,516	7,387,995
Union Pacific Corp	15,882	3,935,401
XPO Inc (b)	6,208	829,823
		14,894,978
Industrial Conglomerates - 0.1%
3M Co	5,498	836,795
Honeywell International Inc	5,491	1,228,447
		2,065,242
Machinery - 0.2%
Caterpillar Inc	3,775	1,402,186
Illinois Tool Works Inc	5,964	1,545,630
Lincoln Electric Holdings Inc	861	171,150
		3,118,966
Passenger Airlines - 0.0%
American Airlines Group Inc (b)(c)	2,474	41,859
Professional Services - 0.8%
Automatic Data Processing Inc	20,747	6,286,548
Booz Allen Hamilton Holding Corp Class A	6,854	884,166
Broadridge Financial Solutions Inc	5,811	1,384,296
Dayforce Inc (b)(c)	834	58,997
Equifax Inc	1,341	368,480
KBR Inc	604	32,870
Paychex Inc	6,279	927,220
Paycom Software Inc	1,734	359,909
Paycor HCM Inc (b)	379	8,387
Paylocity Holding Corp (b)	2,380	489,138
TransUnion	582	57,764
Verisk Analytics Inc	7,661	2,202,078
		13,059,853
Trading Companies & Distributors - 0.3%
Core & Main Inc Class A (b)	6,805	384,074
Fastenal Co	26,241	1,921,891
Ferguson Enterprises Inc	713	129,139
SiteOne Landscape Supply Inc (b)	866	123,231
United Rentals Inc	862	653,448
WW Grainger Inc	2,057	2,185,912
		5,397,695
TOTAL INDUSTRIALS		70,791,846

Information Technology - 46.0%
Communications Equipment - 0.5%
Arista Networks Inc	56,020	6,455,185
Motorola Solutions Inc	4,266	2,001,821
Ubiquiti Inc	98	39,546
		8,496,552
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	37,440	2,650,003
CDW Corp/DE	3,673	731,441
Cognex Corp	459	18,314
Ingram Micro Holding Corp	235	5,480
Jabil Inc	475	77,145
Zebra Technologies Corp Class A (b)	600	235,164
		3,717,547
IT Services - 0.7%
Cloudflare Inc Class A (b)	16,300	2,255,920
EPAM Systems Inc (b)	181	45,966
Gartner Inc (b)	4,097	2,223,975
Globant SA (b)	1,709	364,564
GoDaddy Inc Class A (b)	7,603	1,616,778
MongoDB Inc Class A (b)	3,891	1,063,488
Okta Inc Class A (b)	3,921	369,437
Snowflake Inc Class A (b)	17,186	3,119,431
Twilio Inc Class A (b)	1,657	242,883
VeriSign Inc (b)	284	61,060
		11,363,502
Semiconductors & Semiconductor Equipment - 15.2%
Advanced Micro Devices Inc (b)	57,770	6,698,432
Applied Materials Inc	41,572	7,497,510
Astera Labs Inc (b)	284	28,803
Broadcom Inc	247,264	54,712,105
Enphase Energy Inc (b)	7,230	450,284
Entegris Inc	8,177	830,293
KLA Corp	7,323	5,406,132
Lam Research Corp	69,887	5,664,341
Lattice Semiconductor Corp (b)	6,373	363,388
Marvell Technology Inc	3,681	415,438
MKS Instruments Inc	201	22,769
Monolithic Power Systems Inc	2,552	1,626,568
NVIDIA Corp	1,272,559	152,796,160
Onto Innovation Inc (b)	710	145,380
QUALCOMM Inc	56,955	9,849,228
Teradyne Inc	7,728	894,825
Texas Instruments Inc	5,986	1,105,075
Universal Display Corp	1,301	195,046
		248,701,777
Software - 18.0%
Adobe Inc (b)	24,109	10,546,482
Appfolio Inc Class A (b)	1,228	287,241
AppLovin Corp Class A (b)	14,255	5,268,505
Atlassian Corp Class A (b)	8,653	2,654,567
Autodesk Inc (b)	11,711	3,646,103
Bentley Systems Inc Class B	7,577	352,709
BILL Holdings Inc (b)	1,318	127,543
Cadence Design Systems Inc (b)	14,818	4,410,133
Confluent Inc Class A (b)	13,363	396,614
Crowdstrike Holdings Inc Class A (b)	12,511	4,980,254
Datadog Inc Class A (b)	16,248	2,318,752
DocuSign Inc (b)	11,041	1,067,996
DoubleVerify Holdings Inc (b)	4,290	88,417
Dropbox Inc Class A (b)	3,798	122,106
Dynatrace Inc (b)	16,023	925,328
Elastic NV (b)	4,764	536,331
Fair Isaac Corp (b)	1,091	2,044,054
Five9 Inc (b)	4,141	169,740
Fortinet Inc (b)	27,995	2,824,136
Gitlab Inc Class A (b)	6,570	478,033
Guidewire Software Inc (b)	2,010	424,653
HashiCorp Inc Class A (b)	6,251	213,784
HubSpot Inc (b)	2,656	2,070,432
Intuit Inc	14,848	8,931,220
Manhattan Associates Inc (b)	3,328	694,188
Microsoft Corp	404,411	167,854,831
MicroStrategy Inc Class A (b)	574	192,169
nCino Inc (b)	2,714	92,303
Nutanix Inc Class A (b)	3,879	266,739
Oracle Corp	85,411	14,524,995
Palantir Technologies Inc Class A (b)	109,363	9,021,354
Palo Alto Networks Inc (b)	35,179	6,487,711
Pegasystems Inc	2,434	263,578
Procore Technologies Inc (b)	5,877	467,574
PTC Inc (b)	3,903	755,152
RingCentral Inc Class A (b)	4,596	160,033
Salesforce Inc	42,613	14,560,862
SentinelOne Inc Class A (b)	2,350	56,283
Servicenow Inc (b)	11,165	11,370,213
Synopsys Inc (b)	8,273	4,347,296
Teradata Corp (b)	5,328	170,016
Tyler Technologies Inc (b)	1,959	1,178,613
UiPath Inc Class A (b)	19,940	283,547
Unity Software Inc (b)	7,480	166,056
Workday Inc Class A (b)	11,505	3,015,000
Zscaler Inc (b)	5,062	1,025,511
		291,839,157
Technology Hardware, Storage & Peripherals - 11.4%
Apple Inc	778,330	183,685,880
Dell Technologies Inc Class C	2,351	243,563
HP Inc	12,550	407,875
NetApp Inc	5,019	612,820
Pure Storage Inc Class A (b)	14,548	986,209
Super Micro Computer Inc (b)(c)	26,928	767,987
		186,704,334
TOTAL INFORMATION TECHNOLOGY		750,822,869

Materials - 0.6%
Chemicals - 0.5%
Celanese Corp	1,468	104,287
Chemours Co/The	594	11,280
Ecolab Inc	11,780	2,947,238
RPM International Inc	1,586	200,788
Sherwin-Williams Co/The	11,615	4,160,028
		7,423,621
Construction Materials - 0.1%
Eagle Materials Inc	1,377	353,531
Martin Marietta Materials Inc	180	97,941
Vulcan Materials Co	1,838	503,888
		955,360
Containers & Packaging - 0.0%
Avery Dennison Corp	1,653	307,012
Sealed Air Corp	388	13,514
		320,526
Metals & Mining - 0.0%
Cleveland-Cliffs Inc (b)	8,291	84,899
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	2,382	278,623
TOTAL MATERIALS		9,063,029

Real Estate - 0.5%
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (b)	806	227,937
Retail REITs - 0.0%
Simon Property Group Inc	4,500	782,370
Specialized REITs - 0.5%
American Tower Corp	25,384	4,694,771
Equinix Inc	284	259,479
Iron Mountain Inc	9,035	917,685
Lamar Advertising Co Class A	1,154	145,889
Public Storage Operating Co	1,311	391,307
		6,409,131
TOTAL REAL ESTATE		7,419,438

Utilities - 0.3%
Electric Utilities - 0.1%
Constellation Energy Corp	2,722	816,546
NRG Energy Inc	4,609	472,146
		1,288,692
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	18,439	3,098,305
TOTAL UTILITIES		4,386,997

TOTAL UNITED STATES		1,625,308,756
TOTAL COMMON STOCKS (Cost $889,268,718)		1,629,585,746

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $142,667)	4.46	143,000	142,713

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	1,787,228	1,787,586
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	2,344,298	2,344,532
TOTAL MONEY MARKET FUNDS (Cost $4,132,118)			4,132,118

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $893,543,503)	1,633,860,577
NET OTHER ASSETS (LIABILITIES) - 0.0%	(690,503)
NET ASSETS - 100.0%	1,633,170,074

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	6	Mar 2025	2,590,710	66,357	66,357
CME E-mini S&P 500 Index Contracts (United States)	3	Mar 2025	910,088	12,384	12,384

TOTAL FUTURES CONTRACTS					78,741
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $142,713.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,302,174	132,255,296	135,769,852	124,447	(32)	-	1,787,586	1,787,228	0.0%
Fidelity Securities Lending Cash Central Fund	2,567,307	42,121,080	42,343,855	6,353	-	-	2,344,532	2,344,298	0.0%
Total	7,869,481	174,376,376	178,113,707	130,800	(32)	-	4,132,118	4,131,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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